Portfolio of Investments – as of September 30, 2023 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 93.3% of Net Assets
	Automobile Components — 2.9%
173,367	BorgWarner, Inc.	$6,998,826
124,000	Magna International, Inc.	6,647,640
32,811	Phinia, Inc.	879,007
		14,525,473
	Automobiles — 2.1%
315,560	General Motors Co.	10,404,013
	Banks — 9.2%
367,536	Bank of America Corp.	10,063,136
198,118	Citigroup, Inc.	8,148,593
5,470	First Citizens BancShares, Inc., Class A	7,549,147
241,800	Truist Financial Corp.	6,917,898
326,104	Wells Fargo & Co.	13,324,609
		46,003,383
	Broadline Retail — 2.8%
65,600	Amazon.com, Inc.(a)	8,339,072
123,965	eBay, Inc.	5,465,617
		13,804,689
	Building Products — 3.3%
9,069	Carlisle Cos., Inc.	2,351,229
105,600	Fortune Brands Innovations, Inc.	6,564,096
146,700	Masco Corp.	7,841,115
		16,756,440
	Capital Markets — 13.7%
195,282	Bank of New York Mellon Corp.	8,328,777
201,239	Charles Schwab Corp.	11,048,021
25,098	Goldman Sachs Group, Inc.	8,120,960
121,766	Intercontinental Exchange, Inc.	13,396,695
229,410	KKR & Co., Inc.	14,131,656
13,821	Moody's Corp.	4,369,786
135,066	State Street Corp.	9,044,020
		68,439,915
	Chemicals — 2.0%
44,666	Celanese Corp.	5,606,476
83,723	Corteva, Inc.	4,283,269
		9,889,745
	Communications Equipment — 1.1%
101,900	Cisco Systems, Inc.	5,478,144
	Consumer Finance — 6.6%
392,154	Ally Financial, Inc.	10,462,669
63,273	American Express Co.	9,439,699
137,306	Capital One Financial Corp.	13,325,547
		33,227,915
	Consumer Staples Distribution & Retail — 2.1%
234,700	Kroger Co.	10,502,825
	Electronic Equipment, Instruments & Components — 0.9%
35,065	TE Connectivity Ltd.	4,331,579
	Entertainment — 2.2%
43,400	Walt Disney Co.(a)	3,517,570
693,000	Warner Bros. Discovery, Inc.(a)	7,525,980
		11,043,550
	Financial Services — 3.5%
92,169	Fiserv, Inc.(a)	10,411,410
63,600	Global Payments, Inc.	7,338,804
		17,750,214
	Health Care Equipment & Supplies — 1.0%
135,800	Baxter International, Inc.	5,125,092
	Health Care Providers & Services — 3.0%
72,094	Centene Corp.(a)	4,965,835
Shares	Description	Value (†)
	Health Care Providers & Services — continued
73,200	CVS Health Corp.	$5,110,824
19,119	HCA Healthcare, Inc.	4,702,891
		14,779,550
	Hotels, Restaurants & Leisure — 0.9%
30,328	Hilton Worldwide Holdings, Inc.	4,554,659
	Insurance — 5.2%
198,035	American International Group, Inc.	12,000,921
26,637	Reinsurance Group of America, Inc.	3,867,426
48,563	Willis Towers Watson PLC	10,147,725
		26,016,072
	Interactive Media & Services — 5.4%
132,520	Alphabet, Inc., Class A(a)	17,341,567
20,166	Meta Platforms, Inc., Class A(a)	6,054,035
135,900	Pinterest, Inc., Class A(a)	3,673,377
		27,068,979
	Life Sciences Tools & Services — 3.0%
20,400	Danaher Corp.	5,061,240
50,600	IQVIA Holdings, Inc.(a)	9,955,550
		15,016,790
	Machinery — 0.7%
9,300	Parker-Hannifin Corp.	3,622,536
	Media — 5.8%
26,774	Charter Communications, Inc., Class A(a)	11,775,741
263,942	Comcast Corp., Class A	11,703,188
58,900	Liberty Broadband Corp., Class C(a)	5,378,748
		28,857,677
	Oil, Gas & Consumable Fuels — 8.1%
235,772	APA Corp.	9,690,229
116,130	ConocoPhillips	13,912,374
92,360	EOG Resources, Inc.	11,707,554
44,700	Phillips 66	5,370,705
		40,680,862
	Professional Services — 1.0%
26,000	Equifax, Inc.	4,762,680
	Real Estate Management & Development — 2.1%
139,918	CBRE Group, Inc., Class A(a)	10,334,343
	Software — 2.7%
49,400	Oracle Corp.	5,232,448
41,700	Salesforce, Inc.(a)	8,455,926
		13,688,374
	Tobacco — 2.0%
235,014	Altria Group, Inc.	9,882,339
	Total Common Stocks (Identified Cost $446,522,369)	466,547,838

Principal Amount	Description	Value (†)
Short-Term Investments — 7.5%
$37,348,811	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $37,356,592 on 10/02/2023 collateralized by $41,971,600 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $38,095,857 including accrued interest(b) (Identified Cost $37,348,811)	$37,348,811
	Total Investments — 100.8% (Identified Cost $483,871,180)	503,896,649
	Other assets less liabilities — (0.8)%	(3,838,488)
	Net Assets — 100.0%	$500,058,161

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$466,547,838	$—	$—	$466,547,838
Short-Term Investments	—	37,348,811	—	37,348,811
Total Investments	$466,547,838	$37,348,811	$—	$503,896,649

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at September 30, 2023 (Unaudited)
Capital Markets	13.7%
Banks	9.2
Oil, Gas & Consumable Fuels	8.1
Consumer Finance	6.6
Media	5.8
Interactive Media & Services	5.4
Insurance	5.2
Financial Services	3.5
Building Products	3.3
Life Sciences Tools & Services	3.0
Health Care Providers & Services	3.0
Automobile Components	2.9
Broadline Retail	2.8
Software	2.7
Entertainment	2.2
Consumer Staples Distribution & Retail	2.1
Automobiles	2.1
Real Estate Management & Development	2.1
Chemicals	2.0
Tobacco	2.0
Other Investments, less than 2% each	5.6
Short-Term Investments	7.5
Total Investments	100.8
Other assets less liabilities	(0.8)
Net Assets	100.0%